SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENTED INFORMATION
Schedule of operating results by reportable segment

	Operating segments						Non-operating segments
					Round	Bald		Corporate and
Year ended December 31, 2025	Tasiast	Paracatu	La Coipa	Fort Knox(a)	Mountain	Mountain	Great Bear	other(b)	Total
Revenue
Metal sales	$1,665.9	2,058.1	824.9	1,408.6	489.6	604.0	—	—	$7,051.1
Cost of sales
Production cost of sales	430.2	587.1	284.2	558.6	273.8	212.5	—	—	2,346.4
Depreciation, depletion and amortization	277.9	229.0	145.2	223.9	80.7	142.4	0.6	5.3	1,105.0
Impairment reversal	—	—	—	—	—	—	—	(116.1)	(116.1)
Total cost of sales	708.1	816.1	429.4	782.5	354.5	354.9	0.6	(110.8)	3,335.3
Gross profit (loss)	$957.8	1,242.0	395.5	626.1	135.1	249.1	(0.6)	110.8	$3,715.8
Other operating expense (income)	43.3	(7.5)	18.6	17.6	(55.4)	4.0	8.4	64.9	93.9
Exploration and business development	26.8	6.6	12.2	16.2	32.4	5.8	16.9	87.5	204.4
General and administrative	—	—	—	—	—	—	—	139.9	139.9
Operating earnings (loss)	$887.7	1,242.9	364.7	592.3	158.1	239.3	(25.9)	(181.5)	$3,277.6
Other expense - net									(24.6)
Finance income									73.0
Finance expense									(131.3)
Earnings before tax									$3,194.7

Capital expenditures for the year ended December 31, 2025(c)	$394.4	189.2	103.6	154.4	150.6	139.2	108.5	24.3	$1,264.2

	Operating segments						Non-operating segments
					Round	Bald		Corporate and
Year ended December 31, 2024	Tasiast	Paracatu	La Coipa	Fort Knox(a)	Mountain	Mountain	Great Bear	other(b)	Total
Revenue
Metal sales	$1,456.5	1,258.9	573.3	912.5	506.8	438.2	—	2.6	$5,148.8
Cost of sales
Production cost of sales	415.4	548.6	231.3	452.5	328.3	220.3	—	0.7	2,197.1
Depreciation, depletion and amortization	357.1	189.3	118.3	140.9	193.2	143.0	0.5	5.2	1,147.5
Impairment reversal	—	—	—	—	(74.1)	—	—	—	(74.1)
Total cost of sales	772.5	737.9	349.6	593.4	447.4	363.3	0.5	5.9	3,270.5
Gross profit (loss)	$684.0	521.0	223.7	319.1	59.4	74.9	(0.5)	(3.3)	$1,878.3
Other operating (income) expense	(21.6)	7.5	9.6	0.5	(9.7)	0.9	6.2	20.6	14.0
Exploration and business development	9.6	7.9	3.3	11.6	54.1	6.0	37.1	68.2	197.8
General and administrative	—	—	—	—	—	—	—	126.2	126.2
Operating earnings (loss)	$696.0	505.6	210.8	307.0	15.0	68.0	(43.8)	(218.3)	$1,540.3
Other income - net									14.3
Finance income									18.2
Finance expense									(91.4)
Earnings before tax									$1,481.4

Capital expenditures for the year ended December 31, 2024(c)	$377.4	142.0	74.9	332.6	143.1	59.4	103.9	12.8	$1,246.1

	Operating segments						Non-operating segments
					Round	Bald		Corporate and
	Tasiast	Paracatu	La Coipa	Fort Knox(a)	Mountain	Mountain	Great Bear	other(b)	Total
Property, plant and equipment at
December 31, 2025	$2,398.4	1,600.8	292.3	978.4	466.7	246.1	1,707.4	599.3	$8,289.4

Total assets at
December 31, 2025	$3,122.3	2,248.8	750.2	1,662.8	728.1	412.1	1,713.9	1,772.9	$12,411.1

	Operating segments						Non-operating segments
					Round	Bald		Corporate and
	Tasiast	Paracatu	La Coipa	Fort Knox(a)	Mountain	Mountain	Great Bear	other(b)	Total
Property, plant and equipment at
December 31, 2024	$2,305.5	1,600.1	359.9	1,079.6	396.3	168.9	1,595.2	463.1	$7,968.6

Total assets at
December 31, 2024	$3,059.0	2,028.1	511.1	1,649.7	688.5	423.9	1,596.4	908.9	$10,865.6
(a)	The Fort Knox segment includes Manh Choh.

(b)

Corporate and other includes corporate, shutdown and other non-operating assets, including Kettle River-Curlew, Lobo-Marte and Maricunga. Corporate and other includes metal sales and operating loss of Maricunga of $nil and $6.5 million, respectively, for the year ended December 31, 2025 ($2.6 million and $8.6 million, respectively, for the year ended December 31, 2024). During the year ended December 31, 2024, Maricunga sold its remaining finished metals inventories after transitioning all processing activities to care and maintenance in 2019.

(c)

Segment capital expenditures are presented on an accrual basis and include capitalized interest. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

Schedule of metal sales and plant and equipment by geographic region

	Metal Sales
	As at December 31,
	2025	2024
Geographic information(a)
United States	$2,502.2	$1,857.5
Brazil	2,058.1	1,258.9
Mauritania	1,665.9	1,456.5
Chile	824.9	575.9
Total	$7,051.1	$5,148.8
(a)	Geographic location is determined based on location of the mining assets.

	Property, Plant and Equipment
	As at December 31,
	2025	2024
Geographic information(a)
Mauritania	$2,404.7	$2,313.1
Canada	1,711.0	1,599.5
United States	1,698.7	1,652.9
Brazil	1,604.1	1,604.3
Chile	870.9	798.8
Total	$8,289.4	$7,968.6
(a)	Geographic location is determined based on location of the mining assets.

Schedule of significant customers

					Round	Bald	Corporate and
Year ended December 31, 2025:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	other(a)	Total
Customer
1	$—	430.8	173.9	263.3	63.8	38.8	—	$970.6
2	272.0	214.7	81.4	174.1	70.9	50.0	—	863.1
3	369.3	146.8	59.3	143.4	45.6	77.5	—	841.9
4	417.3	193.0	79.8	46.8	39.4	56.3	—	832.6
5	—	352.2	109.5	165.4	86.7	109.8	—	823.6
6	403.4	143.2	51.6	76.1	60.9	78.8	—	814.0
								$5,145.8
% of total metal sales								73.0%

					Round	Bald	Corporate and
Year ended December 31, 2024:	Tasiast	Paracatu	La Coipa	Fort Knox	Mountain	Mountain	other(a)	Total
Customer
1	$—	244.7	126.6	143.4	73.0	76.3	0.8	$664.8
2	403.6	57.0	17.3	19.8	60.1	56.7	0.3	614.8
3	350.5	56.2	50.2	62.7	30.7	37.8	—	588.1
4	288.5	78.7	48.7	71.8	70.7	16.8	—	575.2
5	—	233.5	64.0	109.2	92.5	65.4	—	564.6
6	313.2	113.3	23.7	53.9	23.8	22.2	0.4	550.5
								$3,558.0
% of total metal sales								69.1%
(a)	The Corporate and other segment includes metal sales for Maricunga. During the year ended December 31, 2024, Maricunga sold its remaining finished metals inventories.